Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 84.9	$ 98.5	$ 86.6
Pre-tax change	45.6	(18.2)	16.4
Income tax benefit (provision)	(22.0)	4.6	(4.5)
Ending balance	108.5	84.9	98.5
Currency Translation
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	157.1	160.0	160.5
Pre-tax change	1.5	(2.9)	(0.5)
Income tax benefit (provision)	0	0	0
Ending balance	158.6	157.1	160.0
Unrecognized Loss on Derivatives
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	0	0
Pre-tax change	(7.3)	0	0
Income tax benefit (provision)	0	0	0
Ending balance	(7.3)	0	0
Unrecognized Gain (Loss) on Benefit Plans
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(72.2)	(61.5)	(73.9)
Pre-tax change	51.4	(15.3)	16.9
Income tax benefit (provision)	(22.0)	4.6	(4.5)
Ending balance	$ (42.8)	$ (72.2)	$ (61.5)